Lease (Details) - Schedule of Remaining Lease Liability by Maturity - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Remaining Lease Liability by Maturity [Abstract]
2024 lease payments	$ 118,171
Less: imputed interest	1,276
Total	$ 116,895	$ 89,917